Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue
The following table presents our revenue for the six months ended June 30, 2025 and 2024.

	Six months ended June 30,
(in thousands of $)	2025	2024
Liquefaction services revenue (note 5.1)	112,200	112,488
Sales-type lease revenue (note 5.2)	8,219	—
Vessel management fees and other revenues (note 5.1)	16,880	10,830
Time and voyage charter revenues (note 5.2)	876	6,330
Total operating revenues	138,175	129,648
The following table represents a disaggregation of revenue earned from contracts with external customers for the six months ended June 30, 2025 and 2024. Revenue from liquefaction services is included within the “FLNG” segment. Vessel management fees and other revenues are included within both the “FLNG” and “Corporate and other” segments, depending on the nature of the service provided.

	Six months ended June 30,
(in thousands of $)	2025	2024
Base tolling fee (1)	101,348	102,251
Amortization of Day 1 gains (2)	6,219	6,253
Incremental base tolling fee (3)	2,478	2,500
Amortization of deferred commissioning period revenue (4)	2,043	2,054
Other	112	(570)

	Six months ended June 30,
(in thousands of $)	2025	2024
Liquefaction services revenue	112,200	112,488

Management fees revenue (5)	12,271	10,617
FLNG Operation and Maintenance Agreement (“O&M”) service revenue (6)	4,309	—
Amortization of deferred pre-COD cash flows (7)	96	—
Other	204	213
Vessel management fees and other revenues	16,880	10,830
(1) The liquefaction tolling agreement (the “LTA”) entered into in connection with the FLNG Hilli bills at a base rate when the oil prices are at or below $60 per barrel, with an increased rate when prices exceed $60 per barrel. The oil price above the base rate is recognized as a derivative and included in “Realized and unrealized (loss)/gain on oil and gas derivative instruments” in the unaudited consolidated statements of operations (note 7).

(2) Day 1 gains result from amount established on the initial recognition of the FLNG Hilli’s oil derivative instrument embedded in the LTA and the FLNG Hilli’s gas derivative instruments pursuant to the third amendment to the LTA (“LTA Amendment 3”) (notes 17 and 18). These amounts were deferred on initial recognition and amortized evenly over the contract term.

(3) In 2021, we entered into LTA Amendment 3 to increase the FLNG Hilli's annual contracted capacity by 0.2 million tonnes for 2022. In July 2022, Perenco Cameroon S.A. (“Perenco”) and Société Nationale des Hydrocarbures (“SNH”), (together, the “Customer”) exercised its option for an additional 0.2 million tonnes (out of 0.4 million tonnes) from January 2023 until the end of the LTA, increasing the annual base capacity to 1.4 million tonnes. The tolling fee is linked to Dutch Title Transfer Facility (“TTF”) and the Euro/U.S. Dollar foreign exchange movements. The contractual floor rate is recognized in “Liquefaction services revenue” and the tolling fee above the contractual floor rate is recognized as a derivative in “Realized and unrealized (loss)/gain on oil and gas derivative instruments,” in the unaudited consolidated statements of operations (note 7).

(4) Customer billing during the commissioning period of the FLNG Hilli, prior to vessel acceptance and commencement of the LTA was deferred (notes 17 and 18) and recognized evenly over the contract term.

(5) Comprised of revenue earned from various ship management, administrative and vessel O&M services we provide to external customers.

(6) The LOA, contains both a lease component (the use of the FLNG Gimi) and a non-lease component (the O&M services). The total contract consideration is allocated between the lease and non-lease components based on their relative stand-alone selling prices determined at commencement date of the LOA. The non-lease component is recognized over time based on the value of services rendered during each billing period in accordance with the terms of the contract.

(7) In August 2024, we and bp agreed to a series of pre-COD payments to address project delays and align on commissioning milestones. Following COD in June 2025, the non-lease component of the pre-COD cash flows amounting to $36.8 million and was deferred and classified within “Other current liabilities” and “Other non-current liabilities” on our unaudited consolidated balance sheet (notes 17 and 18) which will be recognized to income evenly over the term of the LOA.

Contract asset and liability
The following table represents our contract assets and liabilities balances as of:

(in thousands of $)	June 30, 2025	December 31, 2024
Contract assets	23,477	19,696

Current contract liabilities	(6,064)	(4,220)
Non-current contract liabilities	(35,078)	(2,145)
Total contract liabilities (1)	(41,142)	(6,365)
The movement of our contract liabilities are as follows:

(in thousands of $)	June 30, 2025	December 31, 2024
Opening contract liability balance	(6,365)	(10,496)
Deferral of revenue	(36,916)	—
Recognition of unearned revenue	2,139	4,131
Closing contract liability balance (1)	(41,142)	(6,365)
(1) As of June 30, 2025, “Total contract liabilities” are comprised of:
•deferred pre-COD cash flows in relation to the FLNG Gimi LOA amounting to $36.8 million (December 31, 2024: $nil) (note 17 and 18). We expect to recognize vessel management fee and other revenue evenly over the remaining LOA contract term of 20 years; and
•deferred commissioning revenue in relation to the FLNG Hilli of $4.3 million (December 31, 2024: $6.4 million) (note 17 and 18). We expect to recognize liquefaction services revenue related to the partially unsatisfied performance obligation at the reporting date evenly over the remaining LTA contract term of 1.1 years.

Schedule of operating lease income
The following table presents a disaggregation of lease revenues during the six months ended June 30, 2025 and 2024. Sales-type lease revenue is included under our “FLNG” segment while time and voyage charter revenues are under our “Corporate and other” segment.

	Six months ended June 30,
(in thousands of $)	2025	2024
Sales-type lease revenue (1)	5,899
Variable sales-type lease revenue (2)	1,845	—
Accretion of unguaranteed residual value (3)	303	—
Other	172	—
Sales-type lease revenue	8,219	—

Operating lease revenue	596	3,581
Variable operating lease revenue (4)	280	2,749
Time and voyage charter revenues	876	6,330
(1) Relates to the interest income recognized on the net investment in the sales-type lease for FLNG Gimi, calculated using the rate implicit in the lease.
(2) Comprised of variable consideration of the lease including overproduction, underutilization, and other operational adjustments invoiced during the period. Variable lease revenue may fluctuate period to period depending on vessel availability and performance under the LOA.
(3) Relates to the periodic accretion in the present value of the unguaranteed residual value of FLNG Gimi, recognized over the lease term using the effective interest method.
(4) Comprised of variable consideration of the lease including ballast and positioning bonus, which are excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.

Lessee, Operating Lease, Liability, to be Paid, Maturity	the maturity analysis has been prepared on that basis.

(in thousands of $)
2025 (1)	73,714
2026	153,300
2027	153,300
2028	153,720
2029	153,300
2030 and thereafter	2,369,640
Total minimum lease receivable	3,056,974
Unguaranteed residual value	332,400
Gross investment in sales-type lease	3,389,374
Less: unearned interest income	(1,623,632)
Net investment in sales-type lease as of June 30, 2025	1,765,742
Less: current portion of net investment in sales-type lease	(148,896)
Non-current portion of net investment in sales-type lease	1,616,846
(1) For the six months ending December 31, 2025.
Finance Lease, Liability, to be Paid, Maturity	the maturity analysis has been prepared on that basis.

(in thousands of $)
2025 (1)	73,714
2026	153,300
2027	153,300
2028	153,720
2029	153,300
2030 and thereafter	2,369,640
Total minimum lease receivable	3,056,974
Unguaranteed residual value	332,400
Gross investment in sales-type lease	3,389,374
Less: unearned interest income	(1,623,632)
Net investment in sales-type lease as of June 30, 2025	1,765,742
Less: current portion of net investment in sales-type lease	(148,896)
Non-current portion of net investment in sales-type lease	1,616,846
(1) For the six months ending December 31, 2025.